DEBT - Schedule of Tranches (Details) - Secured Debt	1 Months Ended		12 Months Ended
	Oct. 31, 2018	Jul. 31, 2013	Dec. 31, 2020
Debt Instrument [Line Items]
Maturity period of debt	5 years		5 years
Line of Credit | $449 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility		40.00%
Maturity period of debt		12 years
Debt Instrument, Repayment term			6 months
Line of Credit | $450 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility		40.00%
Maturity period of debt		12 years
Debt Instrument, Repayment term			6 months
Line of Credit | $226 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility		20.00%
Maturity period of debt		5 years	5 years
Debt Instrument, Repayment term			6 months